Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (2,336,961)	$ (100,923)	$ (4,023,967)	$ (1,316,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	1,560,183		1,550,995
Amortization expense of debt discount	10,000		586,921	5,614
Impairment of Dino Might Program				818,472
Write off of Domain names				12,231
Change in derivative liability				6,839
Depreciation	499		249
Change in derivative liability - convertible debentures		7,527	6,088
Changes in operating assets and liabilities
Merchant services reserve			2,938
Accrued interest - convertible debenture			5,387	1,768
Accrued interest - note payable			17,688	34,443
Accounts payable and accrued liabilities	390,321	38,109	200,281	159,924
Net cash used in operating activities	(375,958)	(55,287)	(1,653,420)	(277,065)
Cash flows from investing activities
Purchase of Equipment			(9,964)
Cash paid for Domain names				(17,845)
Net cash used in investing activities			(9,964)	(17,845)
Cash flow from financing activities
Bank overdraft	4,993	(1,145)	(1,577)	1,577
Repayments on notes payable - related party		56,025	(101,935)	(4,330)
Proceeds from notes payable - related party	100,000		82,075	285,275
Proceeds from related party	3,000		41,000
Proceeds from issuance of common stock	50,000		1,866,667
Net cash provided by financing activities	157,993	54,880	1,886,230	282,522
Net increase (decrease) in cash and cash equivalents	(217,965)	(407)	222,846	(12,388)
Cash and cash equivalents at beginning of period	223,576	730	730	13,118
Cash and cash equivalents at end of period	5,611	323	223,576	730
Supplemental disclosure of cash flow information:
Cash paid for interest	961		1,285
Cash paid for income taxes
Non-cash investing and financing activities:
Conversion of Convertible debentures related party to non convertible	$ 88,164
Debt discount due to beneficial conversion			586,921
Common stock issued from conversion of preferred stock			1
Common stock issued from conversion of debt and accrued interest			484,650
Forgiveness of accrued salary related-party			239,000
Forgiveness of accrued interest related-party			19,999
Extinguishment of derivative			25,494
Purchase from related party of Dino Might program with preferred stock issuance				820,451
Adjustment for fractional shares issued due to reverse split				1
Expenses paid by Director				$ 3,200